Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowance	$ 0.2	$ 0.3	$ 0.1
Senior convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Senior convertible preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Senior convertible preferred stock, shares issued
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	21,505,028	21,309,210	21,278,480
Treasury stock, shares	750,613	706,161	700,203	669,000	669,000